Cash and Cash Equivalents (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016
CASH AND CASH EQUIVALENTS [Abstract]
Cash and cash equivalents	$ 40,577	$ 24,047	$ 79,749
Restricted cash	402	5,886	6,299
Total cash and cash equivalents and restricted cash	$ 40,979	$ 29,933	$ 86,048	$ 25,088